UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Total	Total Class A exchangeable and Class B shareholders	Share Capital Class A exchangeable and Class B shareholders	Share Capital Class C shareholders	Retained Earnings Class A exchangeable and Class B shareholders	Retained Earnings Class C shareholders	Accumulated other Comprehensive Income (Loss)	Accumulated other Comprehensive Income (Loss) Class C shareholders	Non-controlling interests
Beginning balance at Dec. 31, 2021		$ 1,345	$ 806	$ 539	$ 536	$ 963	$ 3	$ (124)	$ (33)	$ (33)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		156	154	2			2	154
Other comprehensive loss		(83)	(83)							(83)
Comprehensive income (loss)		73	71	2			2	154		(83)
Distributions		19	21	(2)	(2)			26		(5)
Total change in the period		92	92	0	(2)		2	180		(88)
Ending balance at Mar. 31, 2022		1,437	898	539	534	963	5	56	(121)	(121)	0
Beginning balance at Dec. 31, 2021		1,345	806	539	536	963	3	(124)	(33)	(33)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		181
Other comprehensive loss		(524)
Comprehensive income (loss)		(343)
Ending balance at Jun. 30, 2022		1,470	923	539	533	1,413	6	71	(561)	(561)	8
Beginning balance at Mar. 31, 2022		1,437	898	539	534	963	5	56	(121)	(121)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		25	26	1			1	26			(2)
Other comprehensive loss		(441)	(440)							(440)	(1)
Comprehensive income (loss)		(416)	(414)	1			1	26		(440)	(3)
Equity issuances		461	450			450					11
Distributions and redeemable preferred share dividends	[1]	(12)	(11)	(1)	(1)			(11)
Total change in the period		33	25	0	(1)	450	1	15		(440)	8
Ending balance at Jun. 30, 2022		1,470	923	539	533	1,413	6	71	(561)	(561)	8
Beginning balance at Dec. 31, 2022		1,685	1,245	432	423	1,467	9	301	(523)	(523)	8
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		(93)	(99)	1			1	(99)			5
Other comprehensive loss		240	240							240
Comprehensive income (loss)		147	141	1			1	(99)		240	5
Equity issuances		38		38	38
Distributions and redeemable preferred share dividends		72	67	1	1			67			4
Other		0	10	(10)	(10)	10
Total change in the period		113	84	28	27	10	1	(166)		240	1
Ending balance at Mar. 31, 2023		1,798	1,329	460	450	1,477	10	135	(283)	(283)	9
Beginning balance at Dec. 31, 2022		1,685	1,245	432	423	1,467	9	301	(523)	(523)	8
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		267
Other comprehensive loss		22
Comprehensive income (loss)		289
Ending balance at Jun. 30, 2023		1,911	1,442	460	449	1,477	11	466	(501)	(501)	9
Beginning balance at Mar. 31, 2023		1,798	1,329	460	450	1,477	10	135	(283)	(283)	9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		360	362	1			1	362			(3)
Other comprehensive loss		(218)	(218)							(218)
Comprehensive income (loss)		142	144	1			1	362		(218)	(3)
Equity issuances		1									1
Distributions and redeemable preferred share dividends		(27)	(28)	(1)	(1)			(28)			2
Other		(3)	(3)					(3)
Total change in the period		113	113		(1)		1	331		(218)
Ending balance at Jun. 30, 2023		$ 1,911	$ 1,442	$ 460	$ 449	$ 1,477	$ 11	$ 466	$ (501)	$ (501)	$ 9

[1]	The Company distributed $0.14 in the form of a return of capital per each Class A exchangeable and Class B share in the first and second quarters of 2022.